Material Accounting Policies (Details)	12 Months Ended
Jun. 30, 2025
Material Accounting Polices [Line Items]
Income tax rate percentage	25.00%
Social contribution tax rate	9.00%
Bottom of Range [Member]
Material Accounting Polices [Line Items]
Gross revenue percentage	8.00%
Top of Range [Member]
Material Accounting Polices [Line Items]
Gross revenue percentage	12.00%